Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Credit loss expense from related party	$ 12	$ 254	$ 5,965	$ 0
Accounts receivable, net	(1,174)	(1,428)	(5,680)	(392)
Contract assets	0	(334)	1,680	(1,547)
Other non-current assets related party			(1,310)	0
Accounts payable	241		1,284
Accrued expenses and other current liabilities	33	448	(434)	604
Contract liabilities	$ 0	$ (123)	$ 235	$ (1,715)